Deferred Revenue - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) Kilometers	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Capitalized Contract Cost [Line Items]
Deferred revenue | ¥	¥ 1,083,249	¥ 897,288	¥ 308,384	¥ 85,498
Performance obligation satisfied over time percentage	36.00%
Performance obligation satisfied over time explanation	January 1, 2023 to December 31, 2023
Remaining performance obligation percentage	64.00%
Remaining performance obligation expected timing of satisfaction explanation	January 1, 2024 to December 31, 2032
Vehicle [Member]
Capitalized Contract Cost [Line Items]
Free charging period	4 years
Free charging kilometers | Kilometers	100,000